Nature of the Business	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Nature of the Business
Nature of the Business

LEMONADE, INC. AND SUBSIDIARIES

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

1. Nature of the Business

Lemonade, Inc. is a public benefit corporation organized under Delaware law on June 17, 2015. It provides certain personnel, facilities and services to each of its subsidiaries (together with Lemonade, Inc., the “Company”), all of which are 100% owned, directly or indirectly, by Lemonade, Inc. For the list of the Company’s US and EU subsidiaries, see Note 1 - Nature of the Business, of the audited consolidated financial statements and related notes thereto for the year ended December 31, 2019 as contained in the Company’s final prospectus for its initial public offering of its common stock ("IPO") dated as of July 1, 2020 and filed with the SEC pursuant to Rule 424(b)(4) on July 2, 2020.

LEMONADE, INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. Nature of the Business

Lemonade, Inc. is a public benefit corporation organized under Delaware law on June 17, 2015. It provides certain personnel, facilities and services to each of its subsidiaries (together with Lemonade, Inc., the “Company”), all of which are 100% owned, directly or indirectly, by Lemonade, Inc. The Company consists of the following entities, which support Lemonade, Inc.’s U.S. and E.U. operations: (1) Lemonade Insurance Company, an insurance corporation organized under New York law; this company issues insurance policies and pays claims; it is licensed and regulated as a stock property and casualty insurance company in New York and in all other states where the Company’s insurance products are available; (2) Lemonade Insurance Agency, LLC, a limited liability company organized under New York law; this company is licensed as an insurance agent in New York and in all other states where the Company’s insurance products are available and it acts as the distribution and marketing agent for Lemonade Insurance Company and provides certain underwriting and claims services, and receives a fixed percentage of premium for doing so; it also acts as agent for other insurance companies in distributing their insurance, for which it receives various percentages of premium; (3) Lemonade Ltd., a company organized under the laws of Israel; this company provides technology, research and development, management, marketing and other services to the companies in the group, charged on a “cost plus” basis; (4) Lemonade Insurance N.V., a public limited company organized under the laws of the Netherlands; (5) Lemonade Agency B.V., a Netherlands private limited liability company, (6) Lemonade B.V., a Netherlands private limited liability company; and (7) Lemonade Life Insurance Agency, LLC, a limited liability company organized under the laws of Delaware; this company acts as the distribution and marketing agent for the sale and servicing of life insurance products.